Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
To comply with Item 402(v) of Regulation S-K, we are providing the following information.
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the PEO and the average CAP for non-PEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
							Value of initial fixed $100 investment based on:
Year (a)	SCT Total for PEO (Mark)(1) ($) (b)	CAP to PEO (Mark)(4) ($) (c)	SCT Total for PEO (Singh)(2) ($) (c)	CAP to PEO (Singh)(4) ($) (e)	Average SCT Total for Non-PEO NEOs(3) ($) (f)	Average CAP to Non-PEO NEOs(5) ($) (g)	Cumulative TSR(6) ($) (h)	Peer Group TSR(6) ($) (i)	Net Income(7) (in millions) ($) (j)	Company Selected Measure: AEE Annual Earnings Per Share(8) (k)
2022	1,884,831	463,937	2,108,814	2,138,912	5,100,902	6,083,692	N/A	N/A	513	4.14
2021	2,499,003	3,093,519	N/A	N/A	4,380,007	5,958,439	N/A	N/A	425	3.84
2020	2,456,931	3,340,299	N/A	N/A	4,903,026	6,634,970	N/A	N/A	379	3.50

(1)
Mr. Mark served as the PEO in 2020 and 2021 and through August 1, 2022, when he retired.

(2)
Effective with Mr. Mark’s retirement, Mr. Singh began serving as the PEO effective August 1, 2022.

(3)
The NEOs for the applicable periods are: Mr. Lyons (2022), Mr. Moehn (2020-2022), Mr. Baxter (2020-2022), Ms. Nwamu (2020-2022), Ms. Bhavani Amirthalingam (2021), and Mr. Bruce A. Steinke (2020).

(4)
To calculate the CAP for the PEOs, as reported in columns (c) and (e), the following amounts were deducted from and added to the PEO’s total compensation as reported in the SCT:

	2022		2021	2020
	PEO #1 (Mark)	PEO #2 (Singh)	PEO #1 (Mark)	PEO #1 (Mark)
SCT Total Compensation for PEO	1,884,831	2,108,814	2,499,003	2,456,931
Deductions from SCT:
Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT)	(1,029,738)	(1,102,743)	(1,031,102)	(1,006,367)
Change in pension value (as included in column (g) of the SCT)	—	(27,249)	(239,347)	(381,104)
Additions to SCT:
Fair value of unvested awards granted in year(9)	212,857	1,122,490	1,203,516	1,279,777
Change in fair value of awards granted in prior years that vested during the year(9)	(57,715)	—	(181,509)	59,640
Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end(9)	144,567	—	745,068	840,073
Awards granted in prior years that are forfeited during the year, if applicable(9)	(820,333)	—	—	—
Service cost for all defined benefit pension plans	129,468	37,600	97,890	91,349
CAP to PEO (10)	463,937	2,138,912	3,093,519	3,340,299

(5)
To calculate CAP for the other NEOs, as reported in column (g), the following amounts were deducted from and added to the NEOs’ total compensation as reported in the SCT:

	2022	2021	2020
Average SCT Total Compensation for Non-CEO PEOs	5,100,902	4,380,007	4,903,026
Deductions from SCT:
Grant date fair value of equity-based awards granted during year (as reported in Column (e) of the SCT)	(2,860,302)	(2,321,316)	(2,740,984)
Change in pension value (as included in column (g) of the SCT)	—	(247,010)	(627,999)
Additions to SCT:
Fair value of unvested awards granted during the year(9)	3,042,250	2,709,405	3,366,358
Change in fair value of awards granted in prior years that vested during the year(9)	(121,727)	(341,771)	93,617
	2022	2021	2020
Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end(9)	710,534	1,617,773	1,525,928
Service cost for all defined benefit pension plans	212,035	161,351	115,024
Awards granted in prior years that are forfeited during the year, if applicable	—	—	—
Average CAP to Non-CEO NEOs (10)	6,083,692	5,958,439	6,634,970

(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

(7)
Value reported is the Company’s net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report of Form 10-K for the applicable period.

(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	2022−2024	2021−2023		2020−2022		2019−2021		2018−2020
Valuation Date	12/31/2022	12/31/2021	12/31/2022	12/31/2020	12/31/2021	12/31/2019	12/31/2020	12/31/2019
Risk-free rate	4.41%	0.73%	4.73%	0.13%	0.39%	1.58%	0.10%	1.59%
Ameren’s common stock volatility	20.09%	33.2%	21.99%	32.2%	18.0%	16.5%	43.3%	14.3%
Volatility Range for Peer Group	19.18%−23.89%	29.71%−41.14%	21.77%−27.08%	28.98%−40.10%	16.19%−22.46%	15.06%−30.22%	38.61%−54.73%	12.67%−146.95%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name			AnnualEarningsPer Share
Named Executive Officers, Footnote [Text Block]			(3) The NEOs for the applicable periods are: Mr. Lyons (2022), Mr. Moehn (2020-2022), Mr. Baxter (2020-2022), Ms. Nwamu (2020-2022), Ms. Bhavani Amirthalingam (2021), and Mr. Bruce A. Steinke (2020).
Peer Group Issuers, Footnote [Text Block]
(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)
To calculate the CAP for the PEOs, as reported in columns (c) and (e), the following amounts were deducted from and added to the PEO’s total compensation as reported in the SCT:

	2022		2021	2020
	PEO #1 (Mark)	PEO #2 (Singh)	PEO #1 (Mark)	PEO #1 (Mark)
SCT Total Compensation for PEO	1,884,831	2,108,814	2,499,003	2,456,931
Deductions from SCT:
Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT)	(1,029,738)	(1,102,743)	(1,031,102)	(1,006,367)
Change in pension value (as included in column (g) of the SCT)	—	(27,249)	(239,347)	(381,104)
Additions to SCT:
Fair value of unvested awards granted in year(9)	212,857	1,122,490	1,203,516	1,279,777
Change in fair value of awards granted in prior years that vested during the year(9)	(57,715)	—	(181,509)	59,640
Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end(9)	144,567	—	745,068	840,073
Awards granted in prior years that are forfeited during the year, if applicable(9)	(820,333)	—	—	—
Service cost for all defined benefit pension plans	129,468	37,600	97,890	91,349
CAP to PEO (10)	463,937	2,138,912	3,093,519	3,340,299

Non-PEO NEO Average Total Compensation Amount			$ 5,100,902	$ 4,380,007	$ 4,903,026
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,083,692	5,958,439	6,634,970
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
To calculate CAP for the other NEOs, as reported in column (g), the following amounts were deducted from and added to the NEOs’ total compensation as reported in the SCT:

	2022	2021	2020
Average SCT Total Compensation for Non-CEO PEOs	5,100,902	4,380,007	4,903,026
Deductions from SCT:
Grant date fair value of equity-based awards granted during year (as reported in Column (e) of the SCT)	(2,860,302)	(2,321,316)	(2,740,984)
Change in pension value (as included in column (g) of the SCT)	—	(247,010)	(627,999)
Additions to SCT:
Fair value of unvested awards granted during the year(9)	3,042,250	2,709,405	3,366,358
Change in fair value of awards granted in prior years that vested during the year(9)	(121,727)	(341,771)	93,617

2022

2021

2020
			Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end(9) 710,534 1,617,773 1,525,928 Service cost for all defined benefit pension plans 212,035 161,351 115,024 Awards granted in prior years that are forfeited during the year, if applicable — — —
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that Ameren uses to link pay to performance is Ameren’s EPS results, which is not only the most heavily weighted metric in the STIP, but also correlates to Ameren’s TSR, which is the most heavily weighted performance metric in the LTIP. As shown in the chart below, Ameren’s EPS increased by between 2020 and 2021, while the PEO and Average NEO CAP decreased by 7.4% and 10.2%, respectively, for the same period. In 2022, while the Average NEO CAP increased by 2.1% and the combined PEO CAP decreased by 15.9%, driven primarily by a new PEO in August 2022, Ameren’s EPS increased by 7.8%. During this same period (2020−2022), the Company’s net income increased by 35.4%.

Tabular List [Table Text Block]
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important financial measures used to align compensation actually paid to the PEO and NEOs for 2022 to the performance of Ameren and its subsidiaries, including the Company. While these financial measures are considered the most important measures, additional financial and other measures were also considered to align the NEOs’ pay and performance, as further described in the “Compensation Discussion and Analysis” section above.
Ameren Annual EPS
Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Clean Energy Transition metric
These measures generally reflect those used internally to measure the performance of Ameren and its subsidiaries, including the Company, and externally to report to investors. Taken together, these measures provide a holistic measure of Ameren’s growth, shareholder value and overall financial performance, as well as Ameren’s progress toward transitioning to clean energy through the addition of renewable generation, energy storage and the retirement of coal-fired energy centers.

Net Income (Loss)			$ 513,000,000	$ 425,000,000	$ 379,000,000
Company Selected Measure Amount			4.14	3.84	3.5
PEO Name	Mr. Singh	Mr. Mark		Mr. Mark	Mr. Mark
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Ameren Annual EPS
Non-GAAP Measure Description [Text Block]
(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Clean Energy Transition metric
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2022-2024 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.41%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			20.09%	33.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum			19.18%	29.71%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum			23.89%	41.14%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2021-2023 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.73%		0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			21.99%		32.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum			21.77%		28.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum			27.08%		40.10%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2020-2022 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.39%		1.58%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				18.00%		16.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum				16.19%		15.06%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum				22.46%		30.22%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2019-2021 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					43.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum					38.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum					54.73%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2018-2020 [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						14.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum						12.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum						146.95%
Mr. Mark [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,884,831	$ 2,499,003	$ 2,456,931
PEO Actually Paid Compensation Amount			463,937	3,093,519	3,340,299
Mr. Mark [Member] | Deduct: Grant Date Fair Value Of Equity-Based Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,029,738)	(1,031,102)	(1,006,367)
Mr. Mark [Member] | Deduct: Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(239,347)	(381,104)
Mr. Mark [Member] | Add: Fair Value Of Unvested Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			212,857	1,203,516	1,279,777
Mr. Mark [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(57,715)	(181,509)	59,640
Mr. Mark [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			144,567	745,068	840,073
Mr. Mark [Member] | Awards Granted In Prior Years That Are Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(820,333)
Mr. Mark [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			129,468	97,890	91,349
Mr. Singh [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,108,814
PEO Actually Paid Compensation Amount			2,138,912
Mr. Singh [Member] | Deduct: Grant Date Fair Value Of Equity-Based Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,102,743)
Mr. Singh [Member] | Deduct: Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(27,249)
Mr. Singh [Member] | Add: Fair Value Of Unvested Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,122,490
Mr. Singh [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			37,600
Non-PEO NEO [Member] | Deduct: Grant Date Fair Value Of Equity-Based Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,860,302)	(2,321,316)	(2,740,984)
Non-PEO NEO [Member] | Deduct: Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(247,010)	(627,999)
Non-PEO NEO [Member] | Add: Fair Value Of Unvested Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,042,250	2,709,405	3,366,358
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(121,727)	(341,771)	93,617
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			710,534	1,617,773	1,525,928
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 212,035	$ 161,351	$ 115,024